Document and Entity Information	12 Months Ended
Apr. 29, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Central Index Key	0000202032
Amendment Flag	false
Document Creation Date	Jun 28, 2013
Document Effective Date	Jun 28, 2013
Prospectus Date	Apr 29, 2013

Summary and Statutory Prospectus Supplement dated June 28, 2013

The purpose of this mailing is to provide you with changes to the current Summary and Statutory Prospectuses for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Conservative Allocation Fund

The following information replaces in its entirety the information appearing under the heading "Performance Information – Average Annual Total Returns":

"Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Years	Inception

Class A shares: Inception (4/29/2005)
Return Before Taxes	5.15%	1.98%	4.04%
Return After Taxes on Distributions	4.04	0.70	2.84
Return After Taxes on Distributions and Sale of Fund Shares	3.47	0.94	2.80

Class B shares: Inception (4/29/2005)	5.33	2.03	4.03

Class C shares: Inception (4/29/2005)	9.31	2.39	4.05

Class R shares: Inception (4/29/2005)	10.92	2.89	4.55

Class Y shares[1]: Inception (10/3/2008)	11.46	3.30	4.92

S&P 500® Index (reflects no deduction for fees, expenses or taxes) (from 4/30/2005)	16.00	1.66	4.96

Custom Conservative Allocation Index (reflects no deduction for fees, expenses or taxes) (from 4/30/2005)	8.65	4.05	5.56

Lipper Mixed-Asset Target Allocation Conservative Funds Index (from 4/30/2005)	8.92	4.32	5.45

[1]	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary."

Statutory Prospectus Supplement dated June 28, 2013

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class S shares of the Funds listed below:

Invesco Conservative Allocation Fund
The following information replaces in its entirety the information appearing under the heading "Fund Summaries – INVESCO CONSERVATIVE ALLOCATION FUND – Performance Information – Average Annual Total Returns":

"Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Years	Inception

Class S shares[1]: Inception (6/3/2011)
Return Before Taxes	11.27%	3.16%	4.83%
Return After Taxes on Distributions	10.07	1.85	3.61
Return After Taxes on Distributions and Sale of Fund Shares	7.46	1.94	3.48

S&P 500® Index (reflects no deduction for fees, expenses or taxes) (from 4/30/2005)	16.00	1.66	4.96

Custom Conservative Allocation Index (reflects no deduction for fees, expenses or taxes) (from 4/30/2005)	8.65	4.05	5.56

Lipper Mixed-Asset Target Allocation Conservative Funds Index (from 4/30/2005)	8.92	4.32	5.45

[1]	Class S shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund's Class A shares is April 29, 2005.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts."

Statutory Prospectus Supplement dated June 28, 2013

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and Class R6 shares, as applicable, of the Funds listed below:

Invesco Conservative Allocation Fund
Invesco Income Allocation Fund

The following information replaces in its entirety the information appearing under the heading "Fund Summaries – INVESCO CONSERVATIVE ALLOCATION FUND – Performance Information – Average Annual Total Returns":

"Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Years	Inception

Class R5 shares: Inception (4/29/2005)
Return Before Taxes	11.56%	3.40%	5.08%
Return After Taxes on Distributions	10.29	2.02	3.79
Return After Taxes on Distributions and Sale of Fund Shares	7.66	2.10	3.66

S&P 500® Index (reflects no deduction for fees, expenses or taxes) (from 4/30/2005)	16.00	1.66	4.96

Custom Conservative Allocation Index (reflects no deduction for fees, expenses or taxes) (from 4/30/2005)	8.65	4.05	5.56

Lipper Mixed-Asset Target Allocation Conservative Funds Index (from 4/30/2005)	8.92	4.32	5.45

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts."

The following information replaces in its entirety the information appearing under the heading "Fund Summaries – INVESCO INCOME ALLOCATION FUND – Performance Information – Average Annual Total Returns":

"Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Years	Inception

Class R5 shares: Inception (10/31/2005)
Return Before Taxes	12.12%	4.80%	5.82%
Return After Taxes on Distributions	10.85	3.20	4.18
Return After Taxes on Distributions and Sale of Fund Shares	8.06	3.21	4.09

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00	1.66	4.57

Custom Income Allocation Index (reflects no deduction for fees, expenses or taxes)	9.68	5.35	6.21

Lipper Mixed-Asset Target Allocation Conservative Funds Index	8.92	4.32	5.35

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts."

Summary and Statutory Prospectus Supplement dated June 28, 2013

The purpose of this mailing is to provide you with changes to the current Summary and Statutory Prospectuses for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Income Allocation Fund

The following information replaces in its entirety the information appearing under the heading "Performance Information – Average Annual Total Returns":

"Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Years	Inception

Class A shares: Inception (10/31/2005)
Return Before Taxes	5.68%	3.36%	4.73%
Return After Taxes on Distributions	4.57	1.86	3.19
Return After Taxes on Distributions and Sale of Fund Shares	3.85	2.02	3.19

Class B shares: Inception (10/31/2005)	6.10	3.41	4.76

Class C shares: Inception (10/31/2005)	9.98	3.75	4.76

Class R shares: Inception (10/31/2005)	11.55	4.25	5.28

Class Y shares[1]: Inception (10/3/2008)	12.12	4.76	5.71

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00	1.66	4.57

Custom Income Allocation Index (reflects no deduction for fees, expenses or taxes)	9.68	5.35	6.21

Lipper Mixed-Asset Target Allocation Conservative Funds Index	8.92	4.32	5.35

[1]	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary."

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
Supplement [Text Block]	aimgs_SupplementTextBlock	Summary and Statutory Prospectus Supplement dated June 28, 2013

The purpose of this mailing is to provide you with changes to the current Summary and Statutory Prospectuses for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Conservative Allocation Fund

The following information replaces in its entirety the information appearing under the heading "Performance Information – Average Annual Total Returns":

"Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Years	Inception

Class A shares: Inception (4/29/2005)
Return Before Taxes	5.15%	1.98%	4.04%
Return After Taxes on Distributions	4.04	0.70	2.84
Return After Taxes on Distributions and Sale of Fund Shares	3.47	0.94	2.80

Class B shares: Inception (4/29/2005)	5.33	2.03	4.03

Class C shares: Inception (4/29/2005)	9.31	2.39	4.05

Class R shares: Inception (4/29/2005)	10.92	2.89	4.55

Class Y shares[1]: Inception (10/3/2008)	11.46	3.30	4.92

S&P 500® Index (reflects no deduction for fees, expenses or taxes) (from 4/30/2005)	16.00	1.66	4.96

Custom Conservative Allocation Index (reflects no deduction for fees, expenses or taxes) (from 4/30/2005)	8.65	4.05	5.56

Lipper Mixed-Asset Target Allocation Conservative Funds Index (from 4/30/2005)	8.92	4.32	5.45

[1]	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary."

Statutory Prospectus Supplement dated June 28, 2013

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class S shares of the Funds listed below:

Invesco Conservative Allocation Fund
The following information replaces in its entirety the information appearing under the heading "Fund Summaries – INVESCO CONSERVATIVE ALLOCATION FUND – Performance Information – Average Annual Total Returns":

"Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Years	Inception

Class S shares[1]: Inception (6/3/2011)
Return Before Taxes	11.27%	3.16%	4.83%
Return After Taxes on Distributions	10.07	1.85	3.61
Return After Taxes on Distributions and Sale of Fund Shares	7.46	1.94	3.48

S&P 500® Index (reflects no deduction for fees, expenses or taxes) (from 4/30/2005)	16.00	1.66	4.96

Custom Conservative Allocation Index (reflects no deduction for fees, expenses or taxes) (from 4/30/2005)	8.65	4.05	5.56

Lipper Mixed-Asset Target Allocation Conservative Funds Index (from 4/30/2005)	8.92	4.32	5.45

[1]	Class S shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund's Class A shares is April 29, 2005.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts."

Statutory Prospectus Supplement dated June 28, 2013

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and Class R6 shares, as applicable, of the Funds listed below:

Invesco Conservative Allocation Fund
Invesco Income Allocation Fund

The following information replaces in its entirety the information appearing under the heading "Fund Summaries – INVESCO CONSERVATIVE ALLOCATION FUND – Performance Information – Average Annual Total Returns":

"Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Years	Inception

Class R5 shares: Inception (4/29/2005)
Return Before Taxes	11.56%	3.40%	5.08%
Return After Taxes on Distributions	10.29	2.02	3.79
Return After Taxes on Distributions and Sale of Fund Shares	7.66	2.10	3.66

S&P 500® Index (reflects no deduction for fees, expenses or taxes) (from 4/30/2005)	16.00	1.66	4.96

Custom Conservative Allocation Index (reflects no deduction for fees, expenses or taxes) (from 4/30/2005)	8.65	4.05	5.56

Lipper Mixed-Asset Target Allocation Conservative Funds Index (from 4/30/2005)	8.92	4.32	5.45

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts."

The following information replaces in its entirety the information appearing under the heading "Fund Summaries – INVESCO INCOME ALLOCATION FUND – Performance Information – Average Annual Total Returns":

"Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Years	Inception

Class R5 shares: Inception (10/31/2005)
Return Before Taxes	12.12%	4.80%	5.82%
Return After Taxes on Distributions	10.85	3.20	4.18
Return After Taxes on Distributions and Sale of Fund Shares	8.06	3.21	4.09

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00	1.66	4.57

Custom Income Allocation Index (reflects no deduction for fees, expenses or taxes)	9.68	5.35	6.21

Lipper Mixed-Asset Target Allocation Conservative Funds Index	8.92	4.32	5.35

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts."

Summary and Statutory Prospectus Supplement dated June 28, 2013

The purpose of this mailing is to provide you with changes to the current Summary and Statutory Prospectuses for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Income Allocation Fund

The following information replaces in its entirety the information appearing under the heading "Performance Information – Average Annual Total Returns":

"Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Years	Inception

Class A shares: Inception (10/31/2005)
Return Before Taxes	5.68%	3.36%	4.73%
Return After Taxes on Distributions	4.57	1.86	3.19
Return After Taxes on Distributions and Sale of Fund Shares	3.85	2.02	3.19

Class B shares: Inception (10/31/2005)	6.10	3.41	4.76

Class C shares: Inception (10/31/2005)	9.98	3.75	4.76

Class R shares: Inception (10/31/2005)	11.55	4.25	5.28

Class Y shares[1]: Inception (10/3/2008)	12.12	4.76	5.71

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00	1.66	4.57

Custom Income Allocation Index (reflects no deduction for fees, expenses or taxes)	9.68	5.35	6.21

Lipper Mixed-Asset Target Allocation Conservative Funds Index	8.92	4.32	5.35

[1]	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary."

Class A B C R and Y Prospectus | Invesco Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs_SupplementTextBlock	Summary and Statutory Prospectus Supplement dated June 28, 2013

The purpose of this mailing is to provide you with changes to the current Summary and Statutory Prospectuses for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Conservative Allocation Fund

The following information replaces in its entirety the information appearing under the heading "Performance Information – Average Annual Total Returns":

"Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Years	Inception

Class A shares: Inception (4/29/2005)
Return Before Taxes	5.15%	1.98%	4.04%
Return After Taxes on Distributions	4.04	0.70	2.84
Return After Taxes on Distributions and Sale of Fund Shares	3.47	0.94	2.80

Class B shares: Inception (4/29/2005)	5.33	2.03	4.03

Class C shares: Inception (4/29/2005)	9.31	2.39	4.05

Class R shares: Inception (4/29/2005)	10.92	2.89	4.55

Class Y shares[1]: Inception (10/3/2008)	11.46	3.30	4.92

S&P 500® Index (reflects no deduction for fees, expenses or taxes) (from 4/30/2005)	16.00	1.66	4.96

Custom Conservative Allocation Index (reflects no deduction for fees, expenses or taxes) (from 4/30/2005)	8.65	4.05	5.56

Lipper Mixed-Asset Target Allocation Conservative Funds Index (from 4/30/2005)	8.92	4.32	5.45

[1]	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary."

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Class A B C R and Y Prospectus | Invesco Conservative Allocation Fund | Class A shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.15%
5 Years	rr_AverageAnnualReturnYear05	1.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class A B C R and Y Prospectus | Invesco Conservative Allocation Fund | Class B shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.33%
5 Years	rr_AverageAnnualReturnYear05	2.03%
Since Inception	rr_AverageAnnualReturnSinceInception	4.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class A B C R and Y Prospectus | Invesco Conservative Allocation Fund | Class C shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.31%
5 Years	rr_AverageAnnualReturnYear05	2.39%
Since Inception	rr_AverageAnnualReturnSinceInception	4.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class A B C R and Y Prospectus | Invesco Conservative Allocation Fund | Class R shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.92%
5 Years	rr_AverageAnnualReturnYear05	2.89%
Since Inception	rr_AverageAnnualReturnSinceInception	4.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class A B C R and Y Prospectus | Invesco Conservative Allocation Fund | Class Y shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.46%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.30%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.92%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008	[1]
Class A B C R and Y Prospectus | Invesco Conservative Allocation Fund | Return After Taxes on Distributions | Class A shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.04%
5 Years	rr_AverageAnnualReturnYear05	0.70%
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class A B C R and Y Prospectus | Invesco Conservative Allocation Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.47%
5 Years	rr_AverageAnnualReturnYear05	0.94%
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class A B C R and Y Prospectus | Invesco Conservative Allocation Fund | S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2005
Class A B C R and Y Prospectus | Invesco Conservative Allocation Fund | Custom Conservative Allocation Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.65%
5 Years	rr_AverageAnnualReturnYear05	4.05%
Since Inception	rr_AverageAnnualReturnSinceInception	5.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2005
Class A B C R and Y Prospectus | Invesco Conservative Allocation Fund | Lipper Mixed-Asset Target Allocation Conservative Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.92%
5 Years	rr_AverageAnnualReturnYear05	4.32%
Since Inception	rr_AverageAnnualReturnSinceInception	5.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2005
Class A B C R and Y Prospectus | INVESCO Income Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs_SupplementTextBlock

Summary and Statutory Prospectus Supplement dated June 28, 2013

The purpose of this mailing is to provide you with changes to the current Summary and Statutory Prospectuses for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Income Allocation Fund

The following information replaces in its entirety the information appearing under the heading "Performance Information – Average Annual Total Returns":

"Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Years	Inception

Class A shares: Inception (10/31/2005)
Return Before Taxes	5.68%	3.36%	4.73%
Return After Taxes on Distributions	4.57	1.86	3.19
Return After Taxes on Distributions and Sale of Fund Shares	3.85	2.02	3.19

Class B shares: Inception (10/31/2005)	6.10	3.41	4.76

Class C shares: Inception (10/31/2005)	9.98	3.75	4.76

Class R shares: Inception (10/31/2005)	11.55	4.25	5.28

Class Y shares[1]: Inception (10/3/2008)	12.12	4.76	5.71

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00	1.66	4.57

Custom Income Allocation Index (reflects no deduction for fees, expenses or taxes)	9.68	5.35	6.21

Lipper Mixed-Asset Target Allocation Conservative Funds Index	8.92	4.32	5.35

[1]	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary."

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Class A B C R and Y Prospectus | INVESCO Income Allocation Fund | Class A shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.68%
5 Years	rr_AverageAnnualReturnYear05	3.36%
Since Inception	rr_AverageAnnualReturnSinceInception	4.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2005
Class A B C R and Y Prospectus | INVESCO Income Allocation Fund | Class B shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.10%
5 Years	rr_AverageAnnualReturnYear05	3.41%
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2005
Class A B C R and Y Prospectus | INVESCO Income Allocation Fund | Class C shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.98%
5 Years	rr_AverageAnnualReturnYear05	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2005
Class A B C R and Y Prospectus | INVESCO Income Allocation Fund | Class R shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.55%
5 Years	rr_AverageAnnualReturnYear05	4.25%
Since Inception	rr_AverageAnnualReturnSinceInception	5.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2005
Class A B C R and Y Prospectus | INVESCO Income Allocation Fund | Class Y shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.12%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.76%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.71%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008	[1]
Class A B C R and Y Prospectus | INVESCO Income Allocation Fund | Return After Taxes on Distributions | Class A shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.57%
5 Years	rr_AverageAnnualReturnYear05	1.86%
Since Inception	rr_AverageAnnualReturnSinceInception	3.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2005
Class A B C R and Y Prospectus | INVESCO Income Allocation Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.85%
5 Years	rr_AverageAnnualReturnYear05	2.02%
Since Inception	rr_AverageAnnualReturnSinceInception	3.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2005
Class A B C R and Y Prospectus | INVESCO Income Allocation Fund | S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
Class A B C R and Y Prospectus | INVESCO Income Allocation Fund | Custom Income Allocation Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.68%
5 Years	rr_AverageAnnualReturnYear05	5.35%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Class A B C R and Y Prospectus | INVESCO Income Allocation Fund | Lipper Mixed-Asset Target Allocation Conservative Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.92%
5 Years	rr_AverageAnnualReturnYear05	4.32%
Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
Class S Prospectus | Invesco Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs_SupplementTextBlock

Statutory Prospectus Supplement dated June 28, 2013

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class S shares of the Funds listed below:

Invesco Conservative Allocation Fund
The following information replaces in its entirety the information appearing under the heading "Fund Summaries – INVESCO CONSERVATIVE ALLOCATION FUND – Performance Information – Average Annual Total Returns":

"Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Years	Inception

Class S shares[1]: Inception (6/3/2011)
Return Before Taxes	11.27%	3.16%	4.83%
Return After Taxes on Distributions	10.07	1.85	3.61
Return After Taxes on Distributions and Sale of Fund Shares	7.46	1.94	3.48

S&P 500® Index (reflects no deduction for fees, expenses or taxes) (from 4/30/2005)	16.00	1.66	4.96

Custom Conservative Allocation Index (reflects no deduction for fees, expenses or taxes) (from 4/30/2005)	8.65	4.05	5.56

Lipper Mixed-Asset Target Allocation Conservative Funds Index (from 4/30/2005)	8.92	4.32	5.45

[1]	Class S shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund's Class A shares is April 29, 2005.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts."

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class S Prospectus | Invesco Conservative Allocation Fund | Class S shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.27%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.16%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.83%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 3, 2011	[2]
Class S Prospectus | Invesco Conservative Allocation Fund | Return After Taxes on Distributions | Class S shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.07%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.85%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 3, 2011	[2]
Class S Prospectus | Invesco Conservative Allocation Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.46%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.94%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.48%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 3, 2011	[2]
Class S Prospectus | Invesco Conservative Allocation Fund | S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2005
Class S Prospectus | Invesco Conservative Allocation Fund | Custom Conservative Allocation Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.65%
5 Years	rr_AverageAnnualReturnYear05	4.05%
Since Inception	rr_AverageAnnualReturnSinceInception	5.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2005
Class S Prospectus | Invesco Conservative Allocation Fund | Lipper Mixed-Asset Target Allocation Conservative Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.92%
5 Years	rr_AverageAnnualReturnYear05	4.32%
Since Inception	rr_AverageAnnualReturnSinceInception	5.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2005
Class R5 Prospectus | Invesco Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs_SupplementTextBlock

Statutory Prospectus Supplement dated June 28, 2013

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and Class R6 shares, as applicable, of the Funds listed below:

Invesco Conservative Allocation Fund

The following information replaces in its entirety the information appearing under the heading "Fund Summaries – INVESCO CONSERVATIVE ALLOCATION FUND – Performance Information – Average Annual Total Returns":

"Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Years	Inception

Class R5 shares: Inception (4/29/2005)
Return Before Taxes	11.56%	3.40%	5.08%
Return After Taxes on Distributions	10.29	2.02	3.79
Return After Taxes on Distributions and Sale of Fund Shares	7.66	2.10	3.66

S&P 500® Index (reflects no deduction for fees, expenses or taxes) (from 4/30/2005)	16.00	1.66	4.96

Custom Conservative Allocation Index (reflects no deduction for fees, expenses or taxes) (from 4/30/2005)	8.65	4.05	5.56

Lipper Mixed-Asset Target Allocation Conservative Funds Index (from 4/30/2005)	8.92	4.32	5.45

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts."

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class R5 Prospectus | Invesco Conservative Allocation Fund | Class R5 shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.56%
5 Years	rr_AverageAnnualReturnYear05	3.40%
Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class R5 Prospectus | Invesco Conservative Allocation Fund | Return After Taxes on Distributions | Class R5 shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.29%
5 Years	rr_AverageAnnualReturnYear05	2.02%
Since Inception	rr_AverageAnnualReturnSinceInception	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class R5 Prospectus | Invesco Conservative Allocation Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R5 shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.66%
5 Years	rr_AverageAnnualReturnYear05	2.10%
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class R5 Prospectus | Invesco Conservative Allocation Fund | S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2005
Class R5 Prospectus | Invesco Conservative Allocation Fund | Custom Conservative Allocation Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.65%
5 Years	rr_AverageAnnualReturnYear05	4.05%
Since Inception	rr_AverageAnnualReturnSinceInception	5.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2005
Class R5 Prospectus | Invesco Conservative Allocation Fund | Lipper Mixed-Asset Target Allocation Conservative Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.92%
5 Years	rr_AverageAnnualReturnYear05	4.32%
Since Inception	rr_AverageAnnualReturnSinceInception	5.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2005
Class R5 Prospectus | INVESCO Income Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs_SupplementTextBlock

Statutory Prospectus Supplement dated June 28, 2013

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and Class R6 shares, as applicable, of the Funds listed below:

Invesco Income Allocation Fund

The following information replaces in its entirety the information appearing under the heading "Fund Summaries – INVESCO INCOME ALLOCATION FUND – Performance Information – Average Annual Total Returns":

"Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Years	Inception

Class R5 shares: Inception (10/31/2005)
Return Before Taxes	12.12%	4.80%	5.82%
Return After Taxes on Distributions	10.85	3.20	4.18
Return After Taxes on Distributions and Sale of Fund Shares	8.06	3.21	4.09

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00	1.66	4.57

Custom Income Allocation Index (reflects no deduction for fees, expenses or taxes)	9.68	5.35	6.21

Lipper Mixed-Asset Target Allocation Conservative Funds Index	8.92	4.32	5.35

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts."

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class R5 Prospectus | INVESCO Income Allocation Fund | Class R5 shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.12%
5 Years	rr_AverageAnnualReturnYear05	4.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2005
Class R5 Prospectus | INVESCO Income Allocation Fund | Return After Taxes on Distributions | Class R5 shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.85%
5 Years	rr_AverageAnnualReturnYear05	3.20%
Since Inception	rr_AverageAnnualReturnSinceInception	4.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2005
Class R5 Prospectus | INVESCO Income Allocation Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R5 shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.06%
5 Years	rr_AverageAnnualReturnYear05	3.21%
Since Inception	rr_AverageAnnualReturnSinceInception	4.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2005
Class R5 Prospectus | INVESCO Income Allocation Fund | S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
Class R5 Prospectus | INVESCO Income Allocation Fund | Custom Income Allocation Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.68%
5 Years	rr_AverageAnnualReturnYear05	5.35%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Class R5 Prospectus | INVESCO Income Allocation Fund | Lipper Mixed-Asset Target Allocation Conservative Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.92%
5 Years	rr_AverageAnnualReturnYear05	4.32%
Since Inception	rr_AverageAnnualReturnSinceInception	5.35%

[1]	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.
[2]	Class S shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund's Class A shares is April 29, 2005.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
Document Creation Date	dei_DocumentCreationDate	Jun 28, 2013